Investments in Affiliates (Details) - Schedule of equity method investments - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 335,808	¥ 357,661
CNFinance [Member]
Schedule of Equity Method Investments [Line Items]
Total investments	329,158	347,769
Others [Member]
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 6,650	¥ 9,892